Property and Equipment, net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 80,898	$ 82,873	$ 81,174
Less: Accumulated depreciation and amortization	(44,002)	(46,840)	(43,458)
Less: Accumulated impairments	(31,081)	(31,081)	(31,081)
Property and equipment, net	5,815	4,952	6,635
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
Total property and equipment	49,498	51,411	46,030
Computer software and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	24,357	24,419	26,675
Computer software and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
Computer software and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	5,569	5,569	7,065
Leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	4 years
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	10 years
Equipment, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	7 years
Total property and equipment	$ 1,474	$ 1,474	$ 1,404